Convertible Notes Payable (Details Narrative)	1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) Number $ / shares	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Number $ / shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Proceeds from issuance of convertible debt						$ 250,000
Convertible notes payable				$ 1,500,000			$ 150,000
Converted shares of common stock | shares						5,362
Remaining balance						$ 375,000
Repayment of convertible notes payable						$ 25,000
Convertible Debentures (2017 Notes) [Member]
Imputed interest					$ 6,156
Interest rate			0.00%		0.00%
Convertible Debentures (2017 Notes) [Member] | In May 2017 [Member]
Proceeds from issuance of convertible debt					$ 100,000
Due date					Oct. 31, 2017
Convertible Debentures (2017 Notes) [Member] | In May 2017 [Member] | ConvertiblePromissoryNoteAgreement [Member]
Common Stock, shares issued | shares					1,437
Convertible Debentures (2017 Notes) [Member] | Investors [Member]
Number of debentures | Number			36
Proceeds from issuance of convertible debt		$ 75,000	$ 1,643,500
Maturity period			3 years
Conversion price | $ / shares			$ 0.20	$ 0.20	$ 0.20
Terms of conversion feature			On the maturity date, if not previously converted, the 2017 Notes are subject to a mandatory conversion to the Company’s common stock
Imputed interest			$ 6,156	$ 51,222
Interest rate			0.00%	4.00%	0.00%
Convertible Notes (2018 Notes) [Member] | Investors [Member]
Number of debentures | Number	2
Proceeds from issuance of convertible debt	$ 1,500,000
Maturity period	1 year
Conversion price | $ / shares	$ 0.90
Terms of conversion feature	Upon either the maturity date or a successful financing involving the Company’s common stock or a financial instrument convertible into common stock at a valuation of $45,000,000 or more, the 2018 Notes are subject to mandatory conversion to the company’s common stock, if not previously converted
Imputed interest				$ 31,890
Interest rate				4.00%